Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
127,706		iShares 20+ Year Treasury Bond ETF	$16,867,408	2.0
463,204		Xtrackers USD High Yield Corporate Bond ETF	17,472,055	2.0

		Total Exchange-Traded Funds
		(Cost $39,509,598)	34,339,463	4.0

MUTUAL FUNDS: 85.8%
		Affiliated Investment Companies: 85.8%
2,620,837		Voya Emerging Markets Index Portfolio - Class P2	32,498,376	3.8
5,183,438		Voya International Index Portfolio - Class P2	58,987,521	6.9
1,278,712		Voya Russell Mid Cap Index Portfolio - Class P2	17,761,309	2.1
2,814,593		Voya Short Term Bond Fund - Class P2	26,654,198	3.1
41,985,492		Voya U.S. Bond Index Portfolio - Class P2	423,213,761	49.4
8,386,858		Voya U.S. Stock Index Portfolio - Class P2	176,040,152	20.5

		Total Mutual Funds
		(Cost $740,619,483)	735,155,317	85.8

Units			Value	Percentage of Net Assets
FUNDING AGREEMENTS: 10.1%
		Investment Contract: 10.1%
8,575,193	(1),(2)	VRIAC Contract, 1.600%	86,518,647	10.1

		Total Funding Agreements
		(Cost $86,053,802)	86,518,647	10.1

		Total Long-Term Investments
		(Cost $866,182,883)	856,013,427	99.9

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Funds: 0.0%
199,691	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $199,691)	199,691	0.0

		Total Short-Term Investments
		(Cost $199,691)	199,691	0.0

		Total Investments in Securities (Cost $866,382,574)	$856,213,118	99.9
		Assets in Excess of Other Liabilities	989,013	0.1
		Net Assets	$857,202,131	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.
(3)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,339,463	$–	$–	$34,339,463
Mutual Funds	735,155,317	–	–	735,155,317
Funding Agreements	–	–	86,518,647	86,518,647
Short-Term Investments	199,691	–	–	199,691
Total Investments, at fair value	$769,694,471	$–	$86,518,647	$856,213,118
Liabilities Table
Other Financial Instruments+
Futures	$(1,195,880)	$–	$–	$(1,195,880)
Total Liabilities	$(1,195,880)	$–	$–	$(1,195,880)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$26,586,722	$10,013,690	$(1,251,945)	$(2,850,091)	$32,498,376	$-	$269,190	$-
Voya International Index Portfolio - Class P2	54,928,386	9,913,234	(1,603,055)	(4,251,044)	58,987,521	-	329,570	-
Voya Russell Mid Cap Index Portfolio - Class P2	18,528,116	956,594	(739,933)	(983,468)	17,761,309	-	(87,031)	-
Voya Short Term Bond - Class P2	27,674,560	27,710,162	(29,099,236)	368,712	26,654,198	111,916	(821,778)	-
Voya U.S. Bond Index Portfolio - Class P2	430,745,952	43,189,582	(22,309,747)	(28,412,026)	423,213,761	2,013,088	446,962	-
Voya U.S. Stock Index Portfolio - Class P2	211,018,081	7,607,529	(25,823,132)	(16,762,326)	176,040,152	-	6,341,249	-
VRIAC Contract	46,268,502	43,144,413	(3,117,320)	223,052	86,518,647	-	22,690	-
	$815,750,319	$142,535,204	$(83,944,368)	$(52,667,191)	$821,673,964	$2,125,004	$6,500,852	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	69	06/13/22	$16,986,075	$(19,575)
			$16,986,075	$(19,575)
Short Contracts:
MSCI EAFE Index	(82)	06/17/22	(8,792,040)	(463,852)
MSCI Emerging Markets Index	(154)	06/17/22	(8,666,350)	(712,453)
			$(17,458,390)	$(1,176,305)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:

Investments, at fair value	Fair Value at March 31, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$86,518,647	Cost Approach	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2022:

Funding Agreements
Assets:
Beginning balance at December 31, 2021	$46,268,502
Purchases	43,144,413
Sales	(3,140,010)
Total realized gain (loss)	22,690
Net change in unrealized appreciation (depreciation)****	223,052
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at March 31, 2022	$86,518,647
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2022****	$223,052

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at March 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $872,929,631.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$33,642,172
Gross Unrealized Depreciation	(51,554,565)
Net Unrealized Depreciation	$(17,912,393)